Liabilities by maturity (Tables)	12 Months Ended
Dec. 31, 2017
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Schedule of Maturity of Financial And Non-Financial Liabilities

Liabilities by maturity
2017	Less than 1 month[1]	1-3 months	3-12 months	1-5 years	Over 5 years	Maturity not applicable	Adjustment[2]	Total
Deposits from banks	10,002	648	1,687	21,893	2,591			36,821
Customer deposits	494,701	17,190	19,647	5,761	2,529			539,828
Financial liabilities at fair value through profit or loss
– other trading liabilities	29,755	11,530	1,866	1,506	2,390		636	47,683
– trading derivatives	2,476	2,420	4,520	8,224	5,947		2,326	25,913
– non-trading derivatives	339	121	226	715	886		44	2,331
– designated at fair value through profit or loss	413	838	1,353	3,700	5,058		–147	11,215
Debt securities in issue	3,296	14,657	26,434	37,717	12,249		1,733	96,086
Subordinated loans					10,601	5,176	191	15,968

Financial liabilities	540,982	47,404	55,733	79,516	42,251	5,176	4,783	775,845
Other liabilities[3]	9,773	1,915	4,240	1,757	1,204			18,889

Non-financial liabilities	9,773	1,915	4,240	1,757	1,204	–	–	18,889

Total liabilities	550,755	49,319	59,973	81,273	43,455	5,176	4,783	794,734
Coupon interest due on financial liabilities	1,109	1,035	2,852	9,591	8,686			23,273

[1]	Includes liabilities on demand.
[2]	This column reconciles the contractual undiscounted cash flows on financial liabilities to the statement of financial position values. The adjustments mainly relate to the impact of discounting, and for derivatives, to the fact that the contractual cash flows are presented on a gross basis (unless the cash flows are actually settled net).
[3]	Includes Other liabilities, Current and deferred tax liabilities, and Provisions as presented in the Consolidated statement of financial position.

Liabilities by maturity
2016	Less than 1 month[1]	1-3 months	3-12 months	1-5 years	Over 5 years	Maturity not applicable	Adjustment[2]	Total
Deposits from banks	11,874	506	2,060	14,324	3,200			31,964
Customer deposits	476,373	16,521	20,698	6,720	2,583		13	522,908
Financial liabilities at fair value through profit or loss
– other trading liabilities	26,101	12,334	1,096	1,910	1,908		525	43,874
– trading derivatives	3,172	3,153	7,495	13,785	11,602		86	39,293
– non-trading derivatives	378	192	700	1,844	1,478		–1,051	3,541
– designated at fair value through profit or loss	381	505	1,627	4,485	5,170		98	12,266
Debt securities in issue	3,171	14,965	22,350	44,089	20,522		–1,863	103,234
Subordinated loans		1,043	749	2,010	5,985	7,204	232	17,223

Financial liabilities	521,450	49,219	56,775	89,167	52,448	7,204	–1,960	774,303
Other liabilities[3]	10,403	1,943	4,428	2,201	1,075			20,050

Non-financial liabilities	10,403	1,943	4,428	2,201	1,075	–	–	20,050

Total liabilities	531,853	51,162	61,203	91,368	53,523	7,204	–1,960	794,353
Coupon interest due on financial liabilities	1,081	1,160	3,355	10,948	5,818			22,362

[1]	Includes liabilities on demand.
[2]	This column reconciles the contractual undiscounted cash flows on financial liabilities to the statement of financial position values. The adjustments mainly relate to the impact of discounting, and for derivatives, to the fact the contractual cash flows are presented on a gross basis (unless the cash flows are actually settled net).
[3]	Includes Other liabilities, Current and deferred tax liabilities, and Provisions as presented in the Consolidated statement of financial position.